Debt - Additional Information (Details) - USD ($)					1 Months Ended					3 Months Ended		4 Months Ended	5 Months Ended	7 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 01, 2023	May 02, 2023	Dec. 31, 2021	Aug. 31, 2023	Sep. 30, 2022	Jan. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023
Debt Instrument [Line Items]
Principal balance										$ 43,100,000			$ 43,100,000		$ 58,103,000	$ 43,100,000	$ 58,103,000
Loss on extinguishment of debt																$ 3,929,000
Warrants converted into warrants exercisable										403,658			403,658		436,711	403,658	436,711
Proceeds from issuance of convertible notes											$ 13,600,000					$ 28,700,000	$ 1,103,000
Repayment of convertible debt																$ 10,750,000
Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 2,000,000
Shares issued upon conversion of outstanding notes		700,000
Fortress Credit Agreement
Debt Instrument [Line Items]
Interest, frequency of payment										The Fortress Term Loan has a maturity date of June 30, 2027 and accrues interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest is payable in arrears on a monthly basis. An exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) is due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee.						The Fortress Term Loan has a maturity date of June 30, 2027 and accrues interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest is payable in arrears on a monthly basis. An exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) is due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee.
2021 Convertible Notes
Debt Instrument [Line Items]
Interest expense																$ 100,000	100,000
Proceeds from issuance of convertible notes								$ 2,000,000
Interest rate				5.00%				5.00%
Debt instrument, term				36 months				36 months
Unamortized debt issuance costs				$ 0				$ 0
Conversion divided by capped conversion price								600,000,000
2021 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes		133,617
Aggregate recognition APIC amount		$ 2,200,000
2021 Convertible Notes | Maximum
Debt Instrument [Line Items]
Interest expense											100,000
2022 Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes							$ 1,100,000
Interest rate							5.00%
Debt instrument, term							36 months
2022 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes		83,216
Aggregate recognition APIC amount		$ 1,200,000
2022 Convertible Notes | Maximum
Debt Instrument [Line Items]
Interest expense											100,000					100,000	200,000
2023 Convertible Notes
Debt Instrument [Line Items]
Interest expense											$ 100,000					500,000
Proceeds from issuance of convertible notes														$ 28,700,000
Repayment of principal		500,000
Interest rate	7.00%				7.00%									7.00%
Debt instrument maturity date														Dec. 31, 2026
Conversion divided by discounted capped conversion price														$ 217,300,000
Capped price														$ 260,000,000
Percentage of conversion discounted price is calculated of cash price														85.00%
Repayment of convertible debt		2,000,000
Debt prepayment penalty		$ 1,500,000
2023 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes		3,084,389
Aggregate recognition APIC amount		$ 22,200,000
Side Letter Holder Bridge Note
Debt Instrument [Line Items]
Principal balance		6,300,000
Proceeds from issuance of convertible notes		$ 2,700,000
Shares issued upon conversion of outstanding notes		387,696
Aggregate recognition APIC amount		$ 2,700,000
Repayment of convertible debt		6,300,000
Debt instrument, convertible price for calculating equity securities		$ 5
Deferred liability for issuance of additional shares			$ 3,400,000
Side Letter Holder Bridge Note | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes		300,000
Side Letter Holder Bridge Note | Minimum
Debt Instrument [Line Items]
Repayment of convertible debt		$ 6,000,000
Side Letter Holder Bridge Note | Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		2,000,000
Deferred liability for issuance of additional shares			3,300,000
Side Letter Holder Bridge Note | Backstop Agreement | Maximum
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 2,000,000
2021 Term Loan
Debt Instrument [Line Items]
Interest expense										$ 2,100,000						5,000,000	4,300,000
Contractual interest										1,900,000						4,700,000	3,800,000
Amortization of the debt discount																100,000	200,000
Accretion										200,000						100,000	200,000
Principal balance															$ 55,000,000		55,000,000
Amortization of the warrant										200,000						100,000	100,000
2021 Term Loan | 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Initial cash proceeds									$ 15,000,000
Available capacity based upon the achievement of certain revenue thresholds									5,000,000
Loss on extinguishment of debt		3,900,000
Total payoff amount		58,000,000
Repayment of principal		55,000,000
Prepayment fee		1,100,000
Final payment fee		$ 1,600,000
Prepayment fee percentage		2.00%
Original final payment		$ 100,000
Final payment fee percentage		3.00%
Term loan borrowed									25,000,000
2021 Term Loan | 2021 Term Loan Agreement | Runway | Maximum
Debt Instrument [Line Items]
Additional borrowings									$ 10,000,000
Term C Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings				20,000,000		$ 15,000,000		20,000,000				$ 15,000,000			30,000,000		30,000,000
Available capacity based upon the achievement of certain revenue thresholds				$ 15,000,000				$ 15,000,000
Maturity Date				Dec. 30, 2025				Dec. 30, 2025
Equal monthly principal payments commencing date								Dec. 30, 2024
Issuance costs				$ 700,000		$ 300,000		$ 700,000				$ 300,000
Fair value of the warrants										300,000			$ 300,000		300,000	300,000	300,000
Warrant liability															$ 400,000		400,000
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Legacy Allurion Series C Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable								132,979
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Common Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable		130,053
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable												44,220			88,440
Term D Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings															$ 15,000,000		15,000,000
Maturity Date						Dec. 30, 2026
Interest rate						3.25%
Basis spread on variable rate						6.44186%
Fair value of the warrants										800,000			400,000		$ 400,000	$ 400,000	$ 400,000
Description of interest rate variable																change the interest rate to the higher of the prime rate or 3.25% plus the applicable margin of 6.44186%,
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Common Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable		90,476
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable						44,220
Warrants converted into warrants exercisable		88,440
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Maximum
Debt Instrument [Line Items]
Additional borrowings						$ 15,000,000						$ 15,000,000
Fortress Term Loan
Debt Instrument [Line Items]
Principal balance										43,100,000			43,100,000			$ 43,100,000
Issuance costs		$ 2,500,000
Fortress Term Loan | Fortress Credit Agreement
Debt Instrument [Line Items]
Initial cash proceeds		$ 60,000,000
Interest expense										1,900,000			4,100,000
Contractual interest										1,600,000			3,800,000
Amortization of the debt discount										200,000			200,000
Accretion										$ 100,000			$ 100,000
Interest rate	6.44%				6.44%					14.94%			14.94%
Basis spread on variable rate		3.00%
Debt instrument exit payment percentage		3.00%			3.00%
Issuance costs		$ 2,500,000
Debt instrument maturity date										Jun. 30, 2027						Jun. 30, 2027
Minimum Liquidity Amount																		$ 12,500,000
Increase in interest rate		3.00%
Default interest rate		3.00%
Fair value of term loan derivative liability		$ 1,900,000								$ 2,000,000
Fortress Term Loan | Fortress Amendment
Debt Instrument [Line Items]
Unamortized debt issuance costs																		800,000
Principal amount																		20,000,000
Debt fee amount incurred																		3,100,000
Fortress Term Loan | Fortress Amendment | Until March 31, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																		33,500,000
Fortress Term Loan | Fortress Amendment | From April 1, 2024 to June 30, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																		23,500,000
Fortress Term Loan | Fortress Amendment | From July 1, 2024 to September 30, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																		16,900,000
Fortress Term Loan | Fortress Amendment | On October 1, 2024 and thereafter
Debt Instrument [Line Items]
Minimum Liquidity Amount																		12,500,000
Fortress Term Loan | Fortress Amendment | Maximum | Common Stock
Debt Instrument [Line Items]
Principal balance																		$ 20,000,000
Fortress Term Loan | Side Letter Holder Bridge Note | Backstop Agreement | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes		950,000
Aggregate recognition APIC amount		$ 13,400,000